SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS	12 Months Ended
Jun. 30, 2026
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS

17.  SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS

During the year ended June 30, 2026, 2025 and 2024, the transactions between the Group and related parties, are as follows:

		Value of transactions for the year ended
Party	Transaction type	06/30/2026	06/30/2025	06/30/2024
Joint ventures and associates	Sales and services	16,426,881	4,874,027	32,036,547
Joint ventures and associates	Purchases of goods and services	(45,233,940)	(24,076,814)	(61,946,096)
Key management personnel	Salaries, social security benefits and other benefits	(2,095,363)	(2,656,077)	(10,209,376)
Key management personnel	Sales and services	—	359,793	—
Key management personnel	Purchases of goods and services	(323,547)	(821,959)	—
Shareholders and other related parties	Sales of goods and services	1,800,392	3,714,441	2,911,723
Shareholders and other related parties	Purchases of goods and services	(2,535,475)	(3,517,528)	(1,998,349)
Shareholders and other related parties	In-kind contributions	1,838,521	4,343,549	2,409,244
Parent company and related parties to Parent	Interest expenses	—	—	(45,852)
Total		(30,122,531)	(17,780,568)	(36,842,159)

The related balances owed by and to them as of June 30, 2026, and 2025 are as follows:

		Amounts receivable from related parties
Party	Transaction type	06/30/2026	06/30/2025
Shareholders and other related parties	Trade debtors	411,505	249,701
Shareholders and other related parties	Other receivables	4,656	2,775,092
Joint ventures and associates	Trade debtors	429,387	413,689
Joint ventures and associates	Other receivables	14,530,686	19,147,793
Total		15,376,234	22,586,275

		Amounts payable to related parties
Party	Transaction type	06/30/2026	06/30/2025
Parent company	Trade creditors	—	(878,874)
Key management personnel	Salaries, social security benefits and other benefits	(134,082)	(65,882)
Shareholders and other related parties	Trade and other payables	(195,585)	(286,172)
Joint ventures and associates	Trade creditors	(41,800,815)	(47,321,832)
Other related parties	Secured notes	—	(102,270,445)
Total		(42,130,482)	(150,823,205)

In accordance with the terms of the amended agreement of the Secured Notes, certain members of the Board of Directors were nominated by the noteholders; accordingly, the outstanding balance of the notes was classified as related party payables as of June 30, 2025. Subsequently, those directors resigned following the receipt of a reservation of rights letter issued by Jasper Lake through its legal counsel. As a result of such resignations, the outstanding balance is no longer reported as amounts payable to related parties